Note 3 - Advances for Vessels Under Construction and Vessel Acquisition Deposits - Advances for Vessels Under Construction (Details)	3 Months Ended
Mar. 31, 2017 USD ($)
Balance, Cost	$ 17,753,737
Advances for vessels under construction	668,402
Advances for vessel acquisition	3,810,765
New building vessel delivered during the period	(17,749,847)
Vessel delivered during the period	(4,473,448)
Balance, Cost	$ 9,609